INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Available-for-sale Securities, Current	$ 90,960,000	$ 236,700,000
Held-to-Maturity Amortized Cost	837,272,000	770,755,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	1,772,000	9,021,000
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	14,059,000	1,302,000
Held-to-Maturity Market Value	824,985,000	778,474,000
Available-for-Sale Amortized Cost	945,052,000	1,017,104,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	5,645,000	16,725,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	37,096,000	1,733,000
Available-for-Sale Market Value	913,601,000	1,032,096,000	162,600,000
Investment securities, available for sale	913,601,000	1,032,096,000	162,600,000
Available-for-sale Securities, Gross Realized Gains	1,700,000	3,600,000	2,500,000
Available-for-sale Securities, Gains, After Tax	1,100,000	2,300,000	1,600,000
Securities Owned and Pledged as Collateral, Description	1,100,000,000	1,200,000,000
U.S. Treasuries
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost	97,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	0
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	7,000
Available-for-Sale Market Value	90,000
Investment securities, available for sale	90,000
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	18,981,000	20,512,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	679,000
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	791,000	0
Held-to-Maturity Market Value	18,190,000	21,191,000
Available-for-Sale Amortized Cost	9,980,000	15,562,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	0	333,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	404,000	0
Available-for-Sale Market Value	9,576,000	15,895,000
Investment securities, available for sale	9,576,000	15,895,000
Mortgage-backed securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	775,025,000	740,891,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	1,337,000	8,077,000
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	12,229,000	1,290,000
Held-to-Maturity Market Value	764,133,000	747,678,000
Available-for-Sale Amortized Cost	678,267,000	854,150,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	5,372,000	14,564,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	28,593,000	1,485,000
Available-for-Sale Market Value	655,046,000	867,229,000
Investment securities, available for sale	655,046,000	867,229,000
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	25,788,000	9,352,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	152,000	265,000
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	1,039,000	12,000
Held-to-Maturity Market Value	24,901,000	9,605,000
Available-for-Sale Amortized Cost	33,410,000	35,913,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	10,000	169,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	3,097,000	84,000
Available-for-Sale Market Value	30,323,000	35,998,000
Investment securities, available for sale	30,323,000	35,998,000
Asset-backed Securities [Member]
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost	114,209,000	57,000,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	1,000	90,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	616,000	1,000
Available-for-Sale Market Value	113,594,000	57,089,000
Investment securities, available for sale	113,594,000	57,089,000
Other securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	17,478,000	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	283,000	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	17,761,000	0
Available-for-Sale Amortized Cost	109,089,000	54,479,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	262,000	1,569,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	4,379,000	163,000
Available-for-Sale Market Value	104,972,000	55,885,000
Investment securities, available for sale	$ 104,972,000	$ 55,885,000